Investments in Unconsolidated Entities - Schedule of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Capital contributions, loans, advances and adjustments	$ 116	$ 116
Cumulative share of income	1,930	1,753
Cumulative share of distributions	(1,587)	(1,434)
Total equity method investments	459	435
Measurement alternative method investments	21	18
Total investments in unconsolidated entities	480	453	$ 451
Assets
Current	920	705
Due from affiliates	379	323
Property and other	5,010	4,852
Total assets	6,309	5,880
Liabilities and Equity
Current liabilities	436	436
Deferred credits	180	181
Long-term liabilities	225	208
Long-term capital lease obligations	0	1
Partners’ capital and shareholders’ equity	5,468	5,054
Total liabilities and equity	6,309	5,880
Results of Operations
Revenues	6,801	6,585	6,769
Operating expenses	4,985	4,985	5,068
Operating income	1,816	1,600	1,701
Other income (expense), net	9	(3)	(13)
Net income	$ 1,825	$ 1,597	$ 1,688